Borrowings - Summary of Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 965,872	$ 862,544
Other borrowings	90,041	97,615
Total outstanding borrowings, net of debt issue costs	1,055,913	960,159
Less: current portion of borrowings	(999,036)	(38,025)
Total non-current borrowings	56,877	922,134
Senior Bonds
Disclosure of detailed information about borrowings [line items]
Bonds issued	550,429	549,411
2022 Convertible Bonds
Disclosure of detailed information about borrowings [line items]
Bonds issued	236,677	155,914
Aztiq Convertible Bond
Disclosure of detailed information about borrowings [line items]
Bonds issued	95,437	80,663
Alvogen Facility
Disclosure of detailed information about borrowings [line items]
Alvogen Facility	$ 83,329	$ 76,556